UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	03/31/08

FORM N-Q
Item 1. Schedule of Investments.
STATEMENT OF INVESTMENTS
Dreyfus Basic California Municipal Money Market Fund
March 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.7%	Rate (%)		Date	Amount ($)	Value ($)

California--88.1%
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)		2.25	4/7/08	3,840,000 a	3,840,000
California,
Economic Recovery Bonds		5.00	7/1/08	850,000	855,369
California,
Economic Recovery Bonds		5.00	1/1/09	1,235,000	1,260,727
California,
GO Notes		7.20	5/1/08	100,000	100,279
California,
GO Notes		4.75	6/1/08	875,000	878,890
California,
GO Notes		4.75	10/1/08	100,000	100,831
California,
GO Notes		4.00	12/1/08	200,000	202,090
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)		1.05	4/1/08	1,300,000 a	1,300,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)		1.40	4/1/08	11,800,000 a	11,800,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)		1.70	4/7/08	4,500,000 a	4,500,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)		1.70	4/7/08	5,000,000 a	5,000,000
California,
GO Notes (LOC; KBC Bank)		0.90	4/1/08	600,000 a	600,000
California,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)		0.90	4/1/08	900,000 a	900,000
California,

GO Notes (Various Purpose)	4.00	4/1/08	450,000	450,000
California,
GO Notes (Various Purpose)	6.25	4/1/08	750,000	750,000
California,
GO Notes (Various Purpose)	7.00	8/1/08	100,000	101,305
California,
GO Notes (Various Purpose)	6.25	9/1/08	140,000	142,092
California,
GO Notes (Various Purpose)	6.40	9/1/08	100,000	101,368
California,
GO Notes (Various Purpose)	3.00	11/1/08	300,000	301,000
California,
GO Notes (Various Purpose)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	2.24	4/7/08	8,290,000 a,b	8,290,000
California,
GO Notes (Veterans)	10.00	10/1/08	100,000	103,601
California,
GO Notes, Refunding	5.00	10/1/08	150,000	151,655
California,
GO Notes, Refunding (Insured;
FSA)	5.50	10/1/08	100,000	101,162
California,
RAN	4.00	6/30/08	8,845,000	8,862,692
California Department of Veteran
Affairs, Home Purchase Revenue	4.65	12/1/08	330,000	332,896
California Department of Water
Resources, Power Supply
Revenue (LOC; Bayerische
Landesbank)	1.05	4/1/08	2,400,000 a	2,400,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)	1.20	4/1/08	2,350,000 a	2,350,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.35	4/3/08	2,855,000	2,855,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Banks)	2.05	4/7/08	3,850,000 a	3,850,000
California Health Facilities
Financing Authority, Insured
Revenue (Southern California
Presbyterian Homes) (Insured;
MBIA and Liquidity Facility;
Bank of America)	4.50	4/7/08	12,000,000 a	12,000,000
California Housing Finance Agency,
Home Mortgage Revenue	3.15	2/1/09	100,000	100,000
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	3.70	8/1/08	400,000	400,000
California Housing Finance Agency,

Home Mortgage Revenue
(Insured; FSA)	3.75	2/1/09	125,000	125,441
California Housing Finance Agency,
MFHR (Liquidity Facility:
California State Teachers
Retirement System and
Landesbank Hessen-Thuringen
Girozentrale)	1.20	4/1/08	565,000 a	565,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	2.32	4/7/08	1,100,000 a	1,100,000
California Infrastucture and
Economic Development Bank,
Industrial Revenue (Nature
Kist Snacks Project) (LOC;
Wells Fargo Bank)	2.15	4/7/08	1,500,000 a	1,500,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Inc. Project)
(LOC; Bank of The West)	2.28	4/7/08	900,000 a	900,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	0.95	4/1/08	1,000,000 a	1,000,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	2.28	4/7/08	6,000,000 a	6,000,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	2.28	4/7/08	2,240,000 a	2,240,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	2.30	4/7/08	7,100,000 a	7,100,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	2.30	4/7/08	3,065,000 a	3,065,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	2.30	4/7/08	1,420,000 a	1,420,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	2.30	4/7/08	3,435,000 a	3,435,000

California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	2.30	4/7/08	1,345,000 a	1,345,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	2.30	4/7/08	3,910,000 a	3,910,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	2.30	4/7/08	4,000,000 a	4,000,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	2.30	4/7/08	1,700,000 a	1,700,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (Insured;
AMBAC)	4.25	7/1/08	3,000,000	3,004,530
California State University
Trustees, Systemwide Revenue
(Insured; MBIA and Liquidity
Facility; Morgan Stanley Bank)	2.48	4/7/08	4,000,000 a,b	4,000,000
California State University
Trustees, Systemwide Revenue
(Liquidity Facility; Morgan
Stanley Bank and LOC; Morgan
Stanley Bank)	2.48	4/7/08	4,800,000 a,b	4,800,000
California Statewide Communities
Development Authority,
California Communities TRAN
Program Note Participations
(Certain Local Agencies)
(Insured; FSA)	4.50	6/30/08	2,000,000	2,004,080
California Statewide Communities
Development Authority, Revenue
(House Ear Institute Project)
(LOC; City National Bank)	2.43	4/7/08	5,900,000 a	5,900,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	1.96	4/7/08	2,950,000 a	2,950,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	1.96	4/7/08	6,200,000 a	6,200,000
Chabot-Las Positas Community
College District, GO Notes,
Refunding (Insured; AMBAC)	3.50	8/1/08	210,000	210,174
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments

Project) (Insured; XLCA)	3.65	8/1/08	2,500,000	2,500,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	2.31	4/7/08	5,000,000 a,b	5,000,000
Hemet Unified School District,
COP (School Facilities
Project) (Insured; AMBAC and
Liquidity Facility; State
Street Bank and Trust Co.)	5.50	4/7/08	6,600,000 a	6,600,000
Irvine Assessment District Number
04-20, Limited Obligation
Improvement Bonds (LOC; KBC
Bank)	1.10	4/1/08	1,000,000 a	1,000,000
Irvine Assessment District Number
93-14, Limited Obligation
Improvement Bonds (LOC; Bank
of America)	0.90	4/1/08	1,000,000 a	1,000,000
Los Angeles County,
GO Notes, TRAN	4.50	6/30/08	1,550,000	1,552,939
Los Angeles County Housing
Authority, MFHR, Refunding
(Meadowridge Apartments
Project) (LOC; FNMA)	2.15	4/7/08	1,760,000 a	1,760,000
Los Angeles County School and
Community College Districts,
Pooled TRAN Participation
Certificates (Los Angeles
County Schools Pooled
Financing Program)	4.50	6/30/08	1,915,000	1,918,948
Los Angeles Department of
Airports, Revenue, Refunding
(Ontario International
Airport) (Insured; MBIA)	5.00	5/15/08	100,000	100,160
Macon Trust Various Certificates
(Irvine Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	2.23	4/7/08	2,700,000 a,b	2,700,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)	5.25	4/1/08	10,825,000 a	10,825,000
Modesto Irrigation District
Financing Authority, Domestic
Water Project Revenue
(Liquidity Facility; DEPFA
Bank PLC)	2.31	4/7/08	7,165,000 a,b	7,165,000
Orange County Sanitation District,

COP (Liquidity Facility; DEPFA
Bank PLC)	0.95	4/1/08	4,150,000 a	4,150,000
Oxnard Financing Authority,
Solid Waste Revenue, Refunding
(Insured; AMBAC)	4.00	5/1/08	400,000	400,111
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	5.00	4/1/08	14,650,000 a	14,650,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	5.05	4/7/08	6,205,000 a,b	6,205,000
Ravenswood City School District,
GO Notes, TRAN	4.00	7/1/08	2,400,000	2,401,723
Riverside,
Electric Revenue (Insured; FSA)	3.63	10/1/08	160,000	160,447
Sacramento Metropolitan Fire
District, GO Notes, TRAN	4.25	6/30/08	3,000,000	3,003,912
San Bernardino Joint Powers
Financing Authority, Tax
Allocation Revenue, Refunding
(Central City Merged Project)
(Insured; AMBAC)	5.50	7/1/08	100,000	100,550
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	2.05	4/7/08	1,600,000 a	1,600,000
San Diego County and School
District, TRAN (Note Program
Note Participations)	4.50	6/30/08	2,620,000	2,625,470
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 15A) (Insured; FSA)	5.50	5/1/08	140,000	140,173
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 26A) (Insured; FGIC)	5.00	5/1/08	100,000	100,104
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue, Refunding (San
Francisco Redevelopment
Projects) (Insured; MBIA)	5.00	8/1/08	1,930,000	1,940,045

San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; AMBAC)	4.75	8/1/08	200,000	201,089
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	5.00	4/1/08	1,700,000 a	1,700,000
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	1.15	4/1/08	5,075,000 a	5,075,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup and LOC;
Citigroup)	2.28	4/7/08	645,000 a,b	645,000
University of California Regents,
Limited Project Revenue
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	2.31	4/7/08	5,000,000 a,b	5,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	2.25	4/7/08	2,650,000 a	2,650,000

U.S. Related--11.6%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Liquidity
Facility; Branch Banking and
Trust Co.)	2.27	4/7/08	4,000,000 a,b	4,000,000
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	2.27	4/7/08	6,000,000 a,b	6,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	5.50	7/1/08	125,000	125,540
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	5.50	7/1/08	10,000	10,043
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	5.75	7/1/08	240,000	241,171
Puerto Rico Commonwealth,
Public Improvement, Refunding
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.10	4/1/08	7,000,000 a	7,000,000
Puerto Rico Commonwealth,

TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	7,000,000	7,019,116
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.00	7/1/08	190,000	190,588
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	5.50	7/1/08	500,000	507,500
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue, Refunding
(Insured; AMBAC)	5.50	7/1/08	1,500,000	1,507,794
Puerto Rico Municipal Finance
Agency, GO Notes (Insured; FSA)	5.50	8/1/08	100,000	100,565
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
AMBAC)	6.25	7/1/08	120,000	120,910
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	2.21	4/7/08	4,500,000 a,b	4,500,000

Total Investments (cost $269,649,080)			99.7%	269,649,080
Cash and Receivables (Net)			.3%	870,482
Net Assets			100.0%	270,519,562

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $58,305,000 or 21.6% of net assets.

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic Massachusetts Municipal Money Market Fund
March 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--96.6%	Rate (%)		Date	Amount ($)	Value ($)

ABN AMRO Munitops Certificates
Trust (Massachusetts Water
Resources Authority) (Insured;
FSA and Liquidity Facility;
ABN-AMRO)		2.22	4/7/08	5,845,000 a,b	5,845,000
Boston,
GO Notes		5.00	4/1/09	6,360,000	6,544,850
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		2.10	4/7/08	5,625,000 a	5,625,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		2.10	4/7/08	4,240,000 a	4,240,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)		2.10	4/7/08	6,000,000 a	6,000,000
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)		2.15	4/7/08	6,665,000 a	6,665,000
Eclipse Funding Trust
(Massachusetts Water Resources
Authority) (Insured; MBIA and
Liquidity Facility; U.S. Bank)		2.25	4/7/08	6,000,000 a,b	6,000,000
Falmouth,
GO Notes, BAN		4.00	10/10/08	1,000,000	1,003,043
Grafton,
GO Notes, BAN		4.00	10/30/08	2,100,000	2,107,776
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)		1.47	4/1/08	4,655,000 a	4,655,000
Massachusetts,
Consolidated Loan (LOC; Bank
of America)		1.47	4/1/08	700,000 a	700,000
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)		1.25	4/1/08	500,000 a	500,000
Massachusetts,

GO Notes, Refunding (Liquidity
Facility; Citibank NA)	2.07	4/7/08	3,995,000 a	3,995,000
Massachusetts Bay Transportation
Authority (General
Transportation System)	2.05	4/7/08	3,500,000 a	3,500,000
Massachusetts Development Finance
Agency, First Mortgage Revenue
(Brookhaven at Lexington
Project) (LOC; Bank of America)	2.05	4/7/08	3,230,000 a	3,230,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	1.80	4/7/08	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	2.24	4/7/08	4,400,000 a	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
Children's Museum Issue) (LOC;
Royal Bank of Scotland)	2.05	4/7/08	3,635,000 a	3,635,000
Massachusetts Development Finance
Agency, Revenue (Brandon
Residential Treatment Center,
Inc. Project) (LOC; SunTrust
Bank)	2.21	4/7/08	1,700,000 a	1,700,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	2.15	4/7/08	3,250,000 a	3,250,000
Massachusetts Development Finance
Agency, Revenue (Elderhostel,
Inc. Issue) (LOC; Royal Bank
of Scotland PLC)	2.24	4/7/08	3,045,000 a	3,045,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Banknorth NA)	2.23	4/7/08	2,750,000 a	2,750,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Banknorth NA)	2.21	4/7/08	4,300,000 a	4,300,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	0.95	4/1/08	3,500,000 a	3,500,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	1.50	4/7/08	1,550,000 a	1,550,000
Massachusetts Development Finance
Agency, Revenue (Hillside
School Issue) (LOC; JPMorgan
Chase Bank)	2.22	4/7/08	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Judge
Rotenberg Center Issue) (LOC;

Bank of America)	2.05	4/7/08	400,000 a	400,000
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; Citizens
Bank of Massachusetts)	2.23	4/7/08	8,000,000 a	8,000,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	2.21	4/7/08	1,330,000 a	1,330,000
Massachusetts Development Finance
Agency, Revenue (Smith College
Issue) (Liquidity Facility;
JPMorgan Chase Bank)	2.10	4/7/08	1,800,000 a	1,800,000
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	8.00	4/7/08	12,745,000 a	12,745,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	2.30	4/7/08	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld, Inc.
Issue) (LOC; TD Banknorth NA)	2.23	4/7/08	4,000,000 a	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	2.18	4/7/08	4,500,000 a	4,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust
Co.)	1.70	4/1/08	800,000 a	800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.00	4/1/08	3,000,000 a	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	1.25	4/1/08	1,600,000 a	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Falmouth
Assisted Living Issue) (LOC;

Bank of America)	2.22	4/7/08	2,200,000 a	2,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center)
(LOC; TD Banknorth NA)	2.27	4/7/08	1,600,000 a	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	1.50	4/7/08	2,500,000 a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System - Capital
Asset Program Issue) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	1.90	4/7/08	2,500,000 a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	1.15	4/1/08	1,200,000 a	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	1.90	4/7/08	6,000,000 a	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	2.05	4/7/08	4,400,000 a	4,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Pool Loan
Program Issue) (LOC; TD
Banknorth NA)	1.30	4/1/08	4,400,000 a	4,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	1.95	4/7/08	1,400,000 a	1,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	1.90	4/7/08	2,400,000 a	2,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	1.75	4/7/08	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley

College Issue)	1.90	4/7/08	4,475,000 a	4,475,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	1.80	4/7/08	1,800,000 a	1,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	1.80	4/7/08	1,300,000 a	1,300,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.15	4/7/08	3,000,000 a	3,000,000
Massachusetts Industrial Finance
Agency, IDR, Refunding (Nova
Realty Trust) (LOC; Bank of
America)	2.12	4/7/08	3,000,000 a	3,000,000
Massachusetts School Building
Authority, CP (LOC; Bank of
Nova Scotia)	1.90	4/4/08	2,000,000	2,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue
(Insured; AMBAC and Liquidity
Facility: Bank of Nova Scotia
and Dexia Credit Locale)	5.00	4/7/08	1,400,000 a	1,400,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	1.35	4/1/08	6,705,000 a	6,705,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.47	4/1/08	8,550,000 a	8,550,000
Nantucket,
GO Notes, BAN	2.25	2/27/09	5,500,000	5,504,866
Swampscott,
GO Notes, BAN	4.00	10/17/08	3,986,000	3,998,570
University of Massachusetts
Building Authority, Project
Revenue, Refunding (Insured;
AMBAC and Liquidity Facility;
Citigroup)	2.78	4/7/08	2,090,000 a,b	2,090,000

Total Investments (cost $213,339,105)			96.6%	213,339,105
Cash and Receivables (Net)			3.4%	7,590,323
Net Assets			100.0%	220,929,428

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $13,935,000 or 6.3% of net assets.

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New York Municipal Money Market Fund
March 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.6%	Rate (%)		Date	Amount ($)	Value ($)

New York--97.9%
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)		2.32	4/7/08	1,495,000 a	1,495,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth NA)		2.18	4/7/08	6,000,000 a	6,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF Holland Suites, L.L.C.
Project) (LOC; TD Banknorth NA)		2.24	4/7/08	6,390,000 a	6,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Banknorth NA)		2.18	4/7/08	3,000,000 a	3,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)		2.22	4/7/08	1,355,000 a	1,355,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		6.75	4/7/08	4,130,000 a	4,130,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
North Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		6.75	4/7/08	600,000 a	600,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
South Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		6.75	4/7/08	4,900,000 a	4,900,000
Alexandria Bay,

GO Notes, BAN	4.25	9/18/08	2,000,000	2,004,026
Amsterdam Enlarged City School
District, GO Notes, BAN	4.00	7/3/08	1,346,000	1,346,821
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Citizens Bank
of Pennsylvania)	2.36	4/7/08	1,375,000 a	1,375,000
Avoca Central School District,
GO Notes, BAN	4.00	6/26/08	2,000,000	2,000,905
Babylon Industrial Development
Agency, RRR, Refunding (Ogden
Martin Systems of Babylon,
Inc. Project) (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)	1.97	4/7/08	1,620,000 a	1,620,000
Board of Cooperative Educational
Services for the Sole
Supervisory District in the
Counties of Cattaraugus,
Allegany, Erie and Wyoming, RAN	4.00	12/30/08	3,000,000	3,018,479
Brewster Central School District,
GO Notes, Refunding (Insured;
FSA)	3.00	4/15/08	1,000,000	1,000,221
Cincinnatus Central School
District, GO Notes, BAN	4.00	6/18/08	3,100,000	3,101,586
Colonie,
GO Notes, BAN	4.00	4/4/08	1,500,000	1,500,030
Colonie,
GO Notes, BAN	4.00	4/4/08	1,100,000	1,100,044
Colonie,
GO Notes, BAN	4.25	4/4/08	7,000,000	7,000,248
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	2.22	4/7/08	1,900,000 a	1,900,000
Erie County Industrial Development
Agency, IDR (Luminescent
System Inc. Project) (LOC;
HSBC Bank USA)	2.40	4/7/08	3,645,000 a	3,645,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,001,025
Greater Southern Tier Board of
Cooperative Educational
Services Sole Supervisory
District in the Counties of
Steuben, Allegany, Schuyler,
Chemung and Tioga, RAN	3.25	6/30/08	3,500,000	3,516,834
Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,400,000	2,402,638
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC

and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	2.26	4/7/08	21,800,000 a,b	21,800,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility; Morgan
Stanley Bank)	2.48	4/7/08	10,000,000 a,b	10,000,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	2.36	4/7/08	1,140,000 a	1,140,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	4.50	4/7/08	9,300,000 a	9,300,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty and Liquidity
Facility; PB Finance Inc.)	2.25	4/7/08	9,315,000 a,b	9,315,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	2.73	4/10/08	5,000,000	5,000,000
Monroe County,
GO Notes, RAN	4.00	4/15/08	8,000,000	8,001,207
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	2.26	4/7/08	2,500,000 a	2,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	2.26	4/7/08	5,250,000 a	5,250,000
Monroe County Industrial
Development Agency, IDR (2883
Associates LP) (LOC; HSBC Bank
USA)	2.40	4/7/08	895,000 a	895,000
Monroe County Industrial
Development Agency, IDR
(Axelrod Realty Partnership
Facility) (LOC; JPMorgan Chase
Bank)	4.00	12/1/09	260,000	260,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	2.37	4/7/08	225,000 a	225,000
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	2.31	4/7/08	8,000,000 a	8,000,000
New York City

(Insured; FSA and Liquidity Facility;
State Street Bank and Trust
Co.)	1.25	4/1/08	1,100,000 a	1,100,000
New York City
(Insured; FSA and Liquidity
Facility; State Street Bank
and Trust Co.)	1.25	4/1/08	1,000,000 a	1,000,000
New York City
(Insured; FSA and Liquidity
Facility; State Street Bank
and Trust Co.)	1.25	4/1/08	1,000,000 a	1,000,000
New York City
(LOC; Bayerische Landesbank)	1.15	4/1/08	4,300,000 a	4,300,000
New York City
(LOC; California State
Teachers Retirement System)	1.05	4/1/08	1,750,000 a	1,750,000
New York City
(LOC; Dexia Credit Locale)	0.98	4/1/08	3,315,000 a	3,315,000
New York City
(LOC; JPMorgan Chase Bank)	1.95	4/7/08	1,000,000 a	1,000,000
New York City
(LOC; Westdeutsche Landesbank)	1.15	4/1/08	1,100,000 a	1,100,000
New York City,
GO Notes	3.50	6/1/08	100,000	100,102
New York City,
GO Notes	4.88	8/1/08	300,000	301,646
New York City,
GO Notes	5.25	8/1/08	950,000	957,898
New York City,
GO Notes	3.65	4/1/09	100,000	100,633
New York City Housing Development
Corporation, MFMR (Cook Street
Apartments) (LOC; JPMorgan
Chase Bank)	2.20	4/7/08	7,000,000 a	7,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	2.19	4/7/08	4,000,000 a	4,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	2.24	4/7/08	4,630,000 a	4,630,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	2.24	4/7/08	1,570,000 a	1,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic

Community Youth Center, Inc.
Project) (LOC; M&T Bank)	2.26	4/7/08	2,500,000 a	2,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	2.24	4/7/08	3,935,000 a	3,935,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	2.24	4/7/08	3,005,000 a	3,005,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies Inc. Project)
(LOC; Allied Irish Banks)	2.24	4/7/08	2,880,000 a	2,880,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank
N.A.)	2.34	4/7/08	3,560,000 a	3,560,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	2.29	4/7/08	5,155,000 a	5,155,000
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express
International Corporation
Project) (LOC; Citibank NA)	2.15	4/7/08	5,000,000 a	5,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Bank of
America)	1.00	4/1/08	1,600,000 a	1,600,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	2/1/09	500,000	513,323
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	1.15	4/1/08	1,000,000 a	1,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	1.20	4/1/08	1,100,000 a	1,100,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank

Baden-Wurttemberg)	1.20	4/1/08	1,300,000 a	1,300,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	2.46	4/7/08	17,000,000 a,b	17,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	2.30	4/7/08	4,300,000 a	4,300,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	2.21	4/7/08	13,100,000 a	13,100,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (Insured; MBIA
and Liquidity Facility;
Wachovia Bank)	2.75	4/7/08	6,000,000 a	6,000,000
New York State Energy Research and
Development Authority, PCR,
Refunding (Orange and Rockland
Utilities, Inc. Project)
(Insured; AMBAC; and Liquidity
Facility; Wachovia Bank)	3.25	4/7/08	7,500,000 a	7,500,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	2.27	4/7/08	2,300,000 a	2,300,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	2.10	4/7/08	9,400,000 a	9,400,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
and LOC; Citigroup)	2.28	4/7/08	5,000,000 a,b	5,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	2.22	4/7/08	10,605,000 a	10,605,000
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,200,000	1,200,622
Olean,
GO Notes, RAN	4.00	8/14/08	1,800,000	1,801,275
Orangetown,
GO Notes, BAN	4.00	10/3/08	1,100,000	1,103,061
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	2.20	4/7/08	1,235,000 a	1,235,000

Patchogue-Medford Union Free
School District, GO Notes, TAN	4.25	6/27/08	1,950,000	1,951,336
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	3,900,000	3,904,902
Port Authority of New York and New
Jersey, Equipment Notes	2.27	4/7/08	4,000,000 a	4,000,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	2.26	4/7/08	8,025,000 a	8,025,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T
Bank)	2.29	4/7/08	2,300,000 a	2,300,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	1.03	4/1/08	2,490,000 a	2,490,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	2.30	4/7/08	6,340,000 a	6,340,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	2.40	4/7/08	3,600,000 a	3,600,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	2.22	4/7/08	10,605,000 a	10,605,000
Salamanca City Central School
District, GO Notes, BAN	4.00	9/26/08	1,300,000	1,305,419
Scio Central School District,
GO Notes, BAN	4.00	6/30/08	1,500,000	1,502,825
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/08	1,285,000	1,289,911
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cornell
University Project) (LOC;
JPMorgan Chase Bank)	1.70	4/7/08	5,630,000 a	5,630,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cortland
College) (LOC; HSBC Bank USA)	2.30	4/7/08	3,945,000 a	3,945,000
Triborough Bridge and Tunnel

Authority, General Purpose
Revenue (Insured; AMBAC and
Liquidity Facility; State
Street Bank and Trust Co.)	3.50	4/7/08	8,500,000 a	8,500,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	2,000,000	2,000,955
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	2.24	4/7/08	6,900,000 a	6,900,000

U.S. Related--1.7%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	2.27	4/7/08	2,000,000 a,b	2,000,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	2.26	4/7/08	4,400,000 a	4,400,000

Total Investments (cost $373,097,972)			99.6%	373,097,972
Cash and Receivables (Net)			.4%	1,614,882
Net Assets			100.0%	374,712,854

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $65,115,000 or 17.4% of net assets.

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds
By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)